Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	£ (13,161)	£ (13,384)
Gross financial (liabilities)/assets set off, liabilities	1	1
Net financial assets/(liabilities), liabilities	(13,160)	(13,383)
Related amounts not offset, liabilities	0	0
Net balance, liabilities	(13,160)	(13,383)
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	(192)	(114)
Gross financial (liabilities)/assets set off, liabilities	0	0
Net financial assets/(liabilities), liabilities	(192)	(114)
Related amounts not offset, liabilities	89	108
Net balance, liabilities	(103)	(6)
Trade and other receivables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	5,950	6,394
Gross financial (liabilities)/assets set off, assets	(1)	(1)
Net financial assets/(liabilities), assets	5,949	6,393
Related amounts not offset, assets	0	0
Net balance, assets	5,949	6,393
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	110	130
Gross financial (liabilities)/assets set off, assets	0	0
Net financial assets/(liabilities), assets	110	130
Related amounts not offset, assets	(89)	(108)
Net balance, assets	£ 21	£ 22